Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net
6	Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2012	2013
Land	$4,504	$4,550
Buildings and leasehold improvements	211,203	238,227
Plant and machinery	42,270	55,123
Electronic equipment, furniture and fixtures	102,115	124,378
Motor vehicles	2,809	2,795

Total cost	362,901	425,073
Less: Accumulated depreciation and amortization	(122,233)	(161,516)

	240,668	263,557
Construction in progress	27,342	61,153

Total property, plant and equipment, net	$268,010	$324,710

Depreciation expenses were $23,215, $28,043 and $33,499 for the years ended December 31, 2011, 2012, and 2013, respectively.